December 31, 2018

VIA EDGAR

Russel Mancuso

Branch Chief - Legal

Division of Corporation Finance

Office of Electronics and Machinery

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Itamar Medical Ltd.

Registration Statement on Form 20-F

CIK No. 0001613170

Dear Mr. Mancuso:

We, Itamar Medical Ltd. (the “Company” or “we”), have today filed a Registration Statement on Form 20-F (the “Registration Statement”) via the EDGAR system of the Securities and Exchange Commission (the “Commission”), which revises the confidential draft registration statement we previously filed with the Commission on December 11, 2018 (the “Draft Registration Statement”). For the Staff’s convenience, we are also sending, by courier, copies of this letter and marked copies of the Registration Statement that reflect changes made to the Draft Registration Statement.

Company’s Acknowledgements

The Company hereby acknowledges that:

☐	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

☐	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

☐	the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions or comments regarding the enclosed Registration Statement, please contact me at +972-4-617-7000 or via e-mail at ggilad@itamar-medical.com or our outside legal counsel from Goldfarb Seligman & Co.: Ido G. Zemach, Adv., at +972-3-608-9989 or via e-mail at ido.zemach@goldfarb.com or Yoni R. Henner, Adv., at +972-3-608-9740 or via e-mail at yoni.henner@goldfarb.com.

Respectfully,

ITAMAR MEDICAL LTD

By:	/s/ Gilad Glick
Gilad Glick
President and Chief Executive Officer

cc:	Noa Farkas Gluck, Itamar Medical Ltd., General Counsel & Company Secretary

Ido G. Zemach and Yoni R. Henner (Goldfarb Seligman & Co.)